iShares®

iShares Trust

Supplement dated April 5, 2016

to the Statement of Additional Information (“SAI”) dated March 1, 2016 for the

iShares iBonds Mar 2016 Corporate ex-Financials ETF (IBCB) (the “Fund”)

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective April 4, 2016.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-IBC-0416

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